SHAREHOLDERS' EQUITY (Summary Of Stock Options Granted) (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Number of awards
Outstanding at beginning of year	5,625,482
Granted	451,823
Exercised	(234,127)
Forfeited or expired	(626,739)
Outstanding at end of the period	5,216,439
Options exercisable at end of the period	2,986,522
Vested and expected to vest	4,846,189
Weighted average exercise price
Outstanding at beginning of year	$ 2.71
Granted	2.88
Exercised	2.31
Forfeited or expired	3.18
Outstanding at end of the period	2.68
Options exercisable at end of the period	2.82
Vested and expected to vest	$ 2.71
Weighted average remaining contractual term (in years)
Outstanding at end of the period	3 years 8 months 1 day	3 years 7 months 28 days
Options exercisable at end of the period	3 years 29 days
Vested and expected to vest	3 years 6 months 29 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 300
Outstanding at end of the period	994
Options exercisable at end of the period	383
Vested and expected to vest	$ 876